Note 31 - Related party transactions	12 Months Ended
Dec. 31, 2025
Note 31 - Related party transactions
Note 31 - Related party transactions

31        Related party transactions

As of December 31, 2025:

•	San Faustin, a Luxembourg société anonyme, owned 708,945,896 shares in the Company, representing 66.13% of the Company’s issued shares and 70.07% of the voting rights.
•

San Faustin owned all of its shares in the Company through its wholly owned subsidiary Techint Holdings S.à.r.l., a Luxembourg société à responsabilité limitée (“Techint”), who is the holder of record of the above-mentioned shares.

•

Rocca & Partners Stichting Administratiekantoor Aandelen San Faustin, a private foundation located in the Netherlands (Stichting) (“RP STAK”) held voting rights in San Faustin sufficient in number to control San Faustin.

•	No person or group of persons controls RP STAK.

On September 19, 2025, the Company announced that San Faustin and Techint had filed with the SEC an amendment to their Schedule 13D, reporting that, for portfolio-management purposes and in response to the Company’s ongoing share repurchase program discussed below, which caused San Faustin’s beneficial ownership interest in the Company to passively increase, on September 17, 2025, the board of directors of San Faustin had authorized Techint to sell a number of its ordinary shares of the Company, provided that Techint’s ownership stake in the Company should not fall below 67% of the Company’s total outstanding ordinary shares. The reporting persons stated that the precise timing, amount and manner of any such sales will depend upon market conditions and other factors, and that there is no assurance that any sales will be completed or the timing thereof. The reporting persons also noted that, although they do not currently intend to purchase ordinary shares or to reduce their beneficial ownership below 67% of the Company’s total outstanding ordinary shares, they may from time to time, depending on market conditions and other factors, purchase or sell additional ordinary shares, and that, except as described above, they do not have any present plans or proposals that relate to or would result in any extraordinary corporate transaction or lead to the acquisition of additional securities.

On December 17, 2025, the Company announced that San Faustin and Techint had filed with the SEC a new amendment to their Schedule 13D, reporting that, further to the previously-reported authorization, (i) between December 9, 2025 and December 12, 2025, Techint sold a total of 2,600,000 Tenaris ordinary shares pursuant to a non-discretionary sales mandate established with a European broker-dealer regulated in the European Union that ended on December 12, 2025; and (ii) on December 12, 2025, Techint entered into a non-discretionary accelerated share disposal agreement with an European financial institution regulated in the European Union for the sale of up to 21,000,000 ordinary shares of Tenaris during the period starting on December 15, 2025 and ending no later than May 19, 2026 (the “ASD Program”). San Faustin and Techint stated, among other things, that under the ASD Program the bank will make all trading decisions concerning the timing of the sales of Tenaris ordinary shares and all sales under the ASD Program will be conducted in European regulated stock markets, and that the ASD Program will be executed in compliance with applicable rules and regulations. San Faustin and Techint noted that, following completion of the ASD Program, they may from time to time, depending on market conditions and other factors, sell additional ordinary shares of the Company in accordance with the above-mentioned sales authorization.

Between December 9, 2025, and December 31, 2025, Techint sold 4,819,291 ordinary shares of Tenaris, out of which 4,659,291 were settled as of December 31, 2025.

Based on the information most recently available to the Company, Tenaris’s directors and senior management as a group owned 0.08% of the Company’s share capital and 0.09% of the voting rights.

Transactions and balances disclosed as with “associated companies” are those with companies over which Tenaris exerts significant influence in accordance with IFRS but does not have control. Transactions and balances disclosed as with “joint ventures” are those with companies over which Tenaris exerts joint control in accordance with IFRS but does not have control. All other transactions and balances with related parties that are not non-consolidated companies are disclosed as “other related parties”.

The following transactions were carried out with related parties:

		Year ended December 31,
(i)	Transactions	2025	2024	2023
	(a) Sales of goods, services and other transactions
	Sales of goods to associated companies	16,373	37,551	56,152
	Sales of goods to other related parties	117,918	83,250	121,679
	Sales of services and others to associated companies	5,208	3,456	1,564
	Sales of services and others to joint ventures	144	139	135
	Sales of services and others to other related parties	127,875	127,940	109,553
		267,518	252,336	289,083
	(b) Purchases of goods, services and other transactions
	Purchases of goods to associated companies	183,968	154,772	324,556
	Purchases of goods to joint ventures	67,382	23,466	72,741
	Purchases of goods to other related parties	30,037	70,425	61,366
	Purchases of services and others to associated companies	16,676	17,544	13,349
	Purchases of services and others to other related parties	50,081	55,576	76,751
		348,144	321,783	548,763
	(c) Financial Results
	Income from joint ventures	5,924	6,218	5,645
		5,924	6,218	5,645

	(d) Dividends
	Dividends received from associated companies	62,022	71,211	69,216
	Dividends distributed to Techint Holdings S.àr.l.	606,564	478,115	385,347

		Year ended December 31,
(ii)	Period-end balances	2025	2024
	(a) Arising from sales / purchases of goods / services and other transactions
	Receivables from associated companies	4,641	3,133
	Receivables from joint ventures	69,447	68,759
	Receivables from other related parties	45,476	47,713
	Payables to associated companies	(22,214)	(23,531)
	Payables to joint ventures	(6,892)	(52)
	Payables to other related parties	(8,196)	(12,165)
		82,262	83,857
	(b) Financial debt
	Finance lease liabilities from associated companies	(857)	(1,026)
	Finance lease liabilities from other related parties	(1,589)	(260)
		(2,446)	(1,286)

In addition to the tables above, the Company issued various guarantees in favor of Techgen; for further details, please see note 14 (c) and note 27 (ii) to these Consolidated Financial Statements. No other material guarantees were issued in favor of other related parties.

Directors and senior management compensation

During the years ended December 31, 2025, 2024 and 2023, the cash compensation of Directors and Senior managers amounted to $44.7 million, $33.4 million and $47.5 million respectively. These amounts include cash benefits paid to certain senior managers in connection with the pre-existing retirement plans. In addition, Directors and Senior managers received 408, 448 and 388 thousand units for a total amount of $6.7 million, $6.9 million and $5.6 million respectively in connection with the Employee retention and long-term incentive program mentioned in note II.P.3 “Employee benefits – Other long-term benefits” to these Consolidated Financial Statements.